Note 4 - Investment and Equity Securities (Tables)	12 Months Ended
Dec. 31, 2018
Notes Tables
Schedule of Available-for-sale Securities Reconciliation [Table Text Block]
	December 31, 2018
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
(Dollar amounts in thousands)	Cost	Gains	Losses	Value

U.S. government agency securities	$7,442	$90	$(61)	$7,471
Obligations of states and political subdivisions:
Taxable	502	10	-	512
Tax-exempt	72,387	667	(473)	72,581
Mortgage-backed securities in government-sponsored entities	18,185	88	(515)	17,758
Total	$98,516	$855	$(1,049)	$98,322
	December 31, 2017
		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
(Dollar amounts in thousands)	Cost	Gains	Losses	Value

U.S. government agency securities	$8,664	$126	$(71)	$8,719
Obligations of states and political subdivisions:
Taxable	504	8	-	512
Tax-exempt	65,408	1,547	(38)	66,917
Mortgage-backed securities in government-sponsored entities	18,640	157	(287)	18,510
Total debt securities	93,216	1,838	(396)	94,658
Equity securities in financial institutions	415	210	-	625
Total	$93,631	$2,048	$(396)	$95,283

Investments Classified by Contractual Maturity Date [Table Text Block]
	Amortized	Fair
(Dollar amounts in thousands)	Cost	Value

Due in one year or less	$8,547	$8,590
Due after one year through five years	2,108	2,132
Due after five years through ten years	13,173	13,133
Due after ten years	74,688	74,467

Total	$98,516	$98,322

Realized Gain (Loss) on Investments [Table Text Block]
	2017
Proceeds from sales	$6,474
Gross realized gains	911	*
Gross realized losses	(25)

Schedule of Unrealized Loss on Investments [Table Text Block]
	December 31, 2018
	Less than Twelve Months		Twelve Months or Greater		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(Dollar amounts in thousands)	Value	Losses	Value	Losses	Value	Losses

U.S. government agency securities	$-	$-	$4,105	$(61)	$4,105	$(61)
Obligations of states and political subdivisions
Tax-exempt	20,451	(286)	11,053	(187)	31,504	(473)
Mortgage-backed securities in government-sponsored entities	2,068	(9)	12,257	(506)	14,325	(515)
Total	$22,519	$(295)	$27,415	$(754)	$49,934	$(1,049)
	December 31, 2017
	Less than Twelve Months		Twelve Months or Greater		Total
		Gross		Gross		Gross
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
(Dollar amounts in thousands)	Value	Losses	Value	Losses	Value	Losses

U.S. government agency securities	$557	$(4)	$4,036	$(67)	$4,593	$(71)
Obligations of states and political subdivisions
Tax-exempt	1,009	(6)	2,784	(32)	3,793	(38)
Mortgage-backed securities in government-sponsored entities	5,698	(71)	8,734	(216)	14,432	(287)
Total	$7,264	$(81)	$15,554	$(315)	$22,818	$(396)